OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET

7. OTHER INTANGIBLE ASSETS, NET

The components of intangible assets as of September 30, 2024 and 2023 are as follows (in thousands):

	As of September 30,
	2024	2023
Intangible assets subject to amortization:
Software	¥25,855	¥25,855
Trademark	500	500
Accumulated amortization	(18,072)	(14,418)
Net carrying amount	8,283	11,937

Intangible assets not subject to amortization:
Software in progress	¥25,211	¥-
Total intangible assets	¥33,494	¥11,937

The aggregate amortization expense was ¥3.7 million, ¥4.2 million, and ¥5.4 million for the years ended September 30, 2024, 2023, and 2022, respectively. As of September 30, 2024 and 2023, the straight-line amortization period for internal-use software and trademarks was 3 to 5 years and 10 years, respectively. There was no impairment loss recognized on intangible assets for the years ended September 30, 2024, 2023, and 2022.

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Years Ending September 30:
2025	¥3,597
2026	3,540
2027	1,034
2028	50
2029	50
Thereafter	12
Total	¥8,283